Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Period of cash flow projections used	5 years
Annual growth rate	5.00%	5.00%
Perpetual annual growth rate	2.00%	2.00%
Capital provision
Disclosure of operating segments [line items]
Discount rate	10.20%	9.00%
Pre tax discount rate	11.40%	10.00%
Capital rate	25.60%	22.50%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 447,380,000	$ 341,574,000
Asset management
Disclosure of operating segments [line items]
Discount rate	10.00%	8.30%
Pre tax discount rate	12.50%	10.40%
Amount by which unit's recoverable amount exceeds its carrying amount	$ 96,481,000	$ 72,429,000